Summary of Amounts Recorded in Balance Sheet (Detail) (TAS, USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Accounts receivable
Variable Interest Entity [Line Items]
Carrying amounts	$ 2,531	$ 2,408	$ 2,107
Maximum exposure to loss	2,531	2,408	2,107
Equity Method Investments
Variable Interest Entity [Line Items]
Carrying amounts	17,134	15,548	14,250
Maximum exposure to loss	$ 17,134	$ 15,548	$ 14,250